Financial and capital risks management (Fair value disclosures) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial and capital risks management [line items]
Liabilities	¥ 303,781,641	¥ 288,974,907	[1],[2]
Long-term loans [member]
Financial and capital risks management [line items]
Liabilities	150,170,000	125,130,000
Long-term bonds [member]
Financial and capital risks management [line items]
Liabilities	29,980,000	19,990,000
At fair value [member] | Long-term loans [member]
Financial and capital risks management [line items]
Liabilities	149,760,000	125,000,000
At fair value [member] | Long-term bonds [member]
Financial and capital risks management [line items]
Liabilities	¥ 30,080,000	¥ 19,810,000

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).